Financial - risk management objectives and policies - Additional information (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial risk management [Line Items]
Decrease in exchange rate basis points	10.00%	10.00%	10.00%